CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 4,877	$ 748	¥ 176,724	¥ 55,083
Depreciation of property and equipment and amortization of intangible assets	14,087	2,159	6,129	1,666
Impairment of long-term investment (see Note 6)	0		4,000	0
Impairment of property and equipment			689
Impairment of other current assets			1,991
Loss on disposal of property and equipment				124
Expected credit losses	6,305	966
Share-based compensation expenses	92,170	14,126	104,211	25,859
Lease expense to reduce right-of-use assets	31,990	4,903	33,095
Share of losses of equity method investee	4,279	656
Exchange losses	1,118	171	3,235	8,008
Deferred income tax	(21,364)	(3,274)	(4,314)	(21,784)
Accrued investment income of short-term investments	(6,374)	(977)	2,298	(747)
Loan loss recovery			(1,314)
Changes in operating assets and liabilities:
Trade receivables	(32,596)	(4,995)	(15,637)	(3,890)
Receivables from online payment platforms	(2,753)	(422)	(3,459)	(3,113)
Prepayment and other current assets	24,270	3,720	(19,678)	(33,355)
Other non-current assets	(1,694)	(260)	(14,184)
Contract liabilities	41,459	6,354	(23,242)	70,959
Taxes payable	(4,875)	(747)	26,589	31,675
Salary and welfare payables	(5,341)	(819)	29,190	29,169
Amounts due (from)/to related parties	5	1	1,730	75
Operating lease liabilities	(33,518)	(5,137)	(23,233)
Accrued expenses and other liabilities	67,135	10,289	99,002	39,256
Net cash generated from operating activities	179,180	27,462	383,822	198,985
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(36,962)	(5,665)	(37,544)	(6,408)
Purchase of short-term investments and term deposits	(2,802,999)	(429,578)	(2,997,928)	(1,130,177)
Proceeds from maturities of short-term investments and term deposits	3,131,878	479,981	1,727,870	587,576
Cash paid for long-term investments, including prepayment for new investment	(125,000)	(19,157)	(23,725)	(20,650)
Proceeds from disposal of property and equipment	10	2		287
Acquisition of subsidiaries, net of cash acquired	(40,911)	(6,270)
Loans advanced to related party (see Note 19)	(16,889)	(2,588)	(5,000)	(2,000)
Proceeds from repayment of the loans advances to related party (see Note 19)	14,718	2,256	1,314	2,000
Net cash (used in)/provided by investing activities	123,845	18,981	(1,335,013)	(569,372)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost				485,414
Proceeds from initial public offering, net of issuance cost			1,266,577
Repayment of short-term borrowing	(6,500)	(996)
Proceeds from exercise of share options	696	107	1,819
Net cash provided by/(used in) financing activities	(5,804)	(889)	1,268,396	485,414
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(52,721)	(8,083)	20,597	7,497
Net increase in cash, cash equivalents and restricted cash	244,500	37,471	337,802	122,524
Cash, cash equivalents and restricted cash at the beginning of the year	901,185	138,113	563,383	440,859
Cash, cash equivalents and restricted cash at the end of the year	1,145,685	175,584	901,185	563,383
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	¥ (24,070)	$ (3,689)	(38,112)	(243)
Non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value			50,219	104,211
Conversion of convertible redeemable preferred shares upon IPO (see Note 15)			¥ 1,446,168
Issuance of convertible redeemable preferred shares by re-designation of ordinary shares (see Note 14)				201,776
Cancellation of ordinary shares and deemed dividend upon the re-designation of ordinary shares (see Note 14)				¥ 190,189